Employee benefits - Expected Benefit Payments (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Seniority premium | 2024
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	$ 5,047
Seniority premium | 2025
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	7,798
Seniority premium | 2026
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	4,099
Seniority premium | 2027
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	4,012
Seniority premium | 2028
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	3,091
Seniority premium | Later than 5 years
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	56,858
Retirement plan | 2024
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	265,205
Retirement plan | 2025
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	538,736
Retirement plan | 2026
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	73,151
Retirement plan | 2027
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	86,782
Retirement plan | 2028
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	71,281
Retirement plan | Later than 5 years
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	$ 1,923,520